Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2013 Computer software USD ($)	Dec. 31, 2013 Computer software CNY
Intangible Assets [Line Items]
Finite lived intangible assets, impairment loss		2,613	10,910		$ 1,751	10,910	$ 432	2,613
Amortization expenses recorded in cost of revenues	$ 3,751	22,707	23,583	19,686